Vessel Operating and Supervision Costs	6 Months Ended
Jun. 30, 2022
Vessel Operating and Supervision Costs
Vessel Operating and Supervision Costs

11. Vessel Operating and Supervision Costs

An analysis of vessel operating and supervision costs is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Crew and vessel management employee costs	24,819	27,569	49,661	56,113
Technical maintenance expenses	9,573	8,417	17,749	16,596
Other vessel operating expenses	6,296	6,460	12,531	13,374
Total	40,688	42,446	79,941	86,083